Basis of Presentation and General Information, textuals (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item shares	Dec. 11, 2007 item
General Information
Entity Incorporation, Date of Incorporation	Dec. 11, 2007
Entity Incorporation, State Country Name	Republic of the Marshall Islands
Percentage Of Ownership In Subsidiaries		100.00%
Number of subsidiaries owned by the entity	46	19
Number of drybulk vessels	37
Number Of Newbuild Vessels	2
Number of additional public common stock offerings	5
Number of additional public preferred stock offerings	3
Cumulative redeemable perpetual preferred equity | $	$ 16,900
Private Placement | Series A Preferred Stock
Pinewood transaction [Line Items]
Number of shares issued in transaction | shares	100